Related party transactions (Details Narrative)		1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€) shares
Jack Kaye [Member]
IfrsStatementLineItems [Line Items]
Share percentage		41.00%	41.00%
Annual renumeration			€ 1,800,000
Service fee				€ 600,000
Mr Kaye [Member]
IfrsStatementLineItems [Line Items]
Related party advances		€ 907,671	€ 907,671	30,804
Related party advance			12 months
Related party advances to company					€ 4,600,000
Converted shares | shares					598,246
Conversion equivalent | $	$ 10
David Paul [Member]
IfrsStatementLineItems [Line Items]
Related party advances to company					€ 1,000,000
David Paul Alexander [Member]
IfrsStatementLineItems [Line Items]
Annual renumeration			€ 1,200,000
Service fee				€ 400,000
Mr Ttofis [Member]
IfrsStatementLineItems [Line Items]
Monthly salary		€ 10,000